CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Amortized Cost	$ 106,977	$ 571,609
Loans and Leases Receivable, Allowance	68,081	69,189	69,492	49,939
Tax benefit for accumulated other comprehensive (loss) income	$ (1,849)	$ 8,791